OTHER NON-CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2019
OTHER NON-CURRENT LIABILITIES
OTHER NON-CURRENT LIABILITIES

21.      OTHER NON-CURRENT LIABILITIES

	December 31,	December 31,
	2018	2019
Financial liabilities
-Long-term payables for mining rights	788,133	1,108,075
-Other financial liabilities	52,926	45,412
	841,059	1,153,487

Obligations in relation to early retirement schemes (Note (i))	777,305	426,737
Deferred government grants (Note (ii))	314,045	245,916
Deferred gain relating to sales and leaseback agreements	240,661	125,707
Contract liabilities	132,844	125,758
Provision for rehabilitation	121,033	131,248
Others	11,217	10,721
	1,597,105	1,066,087

	2,438,164	2,219,574

Note:

(i)      Obligations in relation to early retirement schemes

From 2014, certain subsidiaries and branches implemented certain early retirement benefit schemes which allow qualified employees to early retire on a voluntary basis. The Group undertakes the obligations to pay the early retirement employees’ living expenses for no more than five years in the future on a monthly basis according to the early retirement benefit schemes, together with social insurance and housing fund pursuant to the regulation of the local Social Security Office. Living expenses, social insurance and the housing fund are together referred to as "the Payments". The Payments are forecasted to increase by 3% per annum with reference to the inflation rate and adjusted based on the average death rate in China. The Payments are discounted by the treasury bond rate of December 31, 2019. As at December 31, 2019, the current portion of the Payments within one year was reclassified to “Other payables and accrued liabilities”.

As at December 31, 2019, obligations in relation to retirement benefits under the Group’s early retirement schemes are as follows:

	2018	2019
As at January 1,	1,438,440	1,293,841
Provision made during the year (Note 29)	447,660	210,428
Interest costs	62,801	18,260
Payment during the year	(655,060)	(680,888)

As at December 31,	1,293,841	841,641

Non-current	777,305	426,737
Current (Note 22)	516,536	414,904

	1,293,841	841,641

(ii)For asset related government grant, had the asset already exist upon receiving the government grant, the Group directly deducts the grant amount against the book value of assets related to government grant instead of record the government grants as deferred income. For government grant related to income and expenses or losses already incurred by the Group, the government grant amounts are directly deducted the related costs, expenses or non-operating losses. Other types of government grant in the Group are still included in deferred government grant and other income.